Share-Based Payments (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Share-Based Payments (Textuals) [Abstract]
Shares available for future issuance		7,600,347
Weighted-average remaining contractual term for stock options outstanding and exercisable, in years		2.6
Aggregate intrinsic value of stock options		$ 6,673
Intrinsic value of options exercised		13,355	5,876	2,871
Fair value of equity awards other than stock options vesting		17,680	16,273	11,117
Restricted stock, vesting period (in Years)		4 years
Compensation cost related to nonvested share-based awards not yet recognized	$ 46,541	$ 33,703
Weighted-average period of recognition	3.6	3